Segmental analysis Operating profit - Segment components (Details) - GBP (£) £ in Millions	6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Disclosure of operating segments [line items]
Operating profit from continuing operations	£ 1,017	£ 1,274	[1],[2]
Before exceptional items and remeasurements [Member]
Disclosure of operating segments [line items]
Operating profit from continuing operations	1,202	1,259	[1]
Before exceptional items and remeasurements [Member] | Operating segments [member] | UK Electricity Transmission [Member]
Disclosure of operating segments [line items]
Operating profit from continuing operations	531	542
Before exceptional items and remeasurements [Member] | Operating segments [member] | UK Gas Transmission [Member]
Disclosure of operating segments [line items]
Operating profit from continuing operations	79	126
Before exceptional items and remeasurements [Member] | Operating segments [member] | US Regulated [Member]
Disclosure of operating segments [line items]
Operating profit from continuing operations	385	433
Before exceptional items and remeasurements [Member] | Unallocated amounts [member] | NG Ventures And Other [Member]
Disclosure of operating segments [line items]
Operating profit from continuing operations	207	158
After exceptional items and remeasurements [Member]
Disclosure of operating segments [line items]
Operating profit from continuing operations	1,017	1,274
After exceptional items and remeasurements [Member] | Operating segments [member] | UK Electricity Transmission [Member]
Disclosure of operating segments [line items]
Operating profit from continuing operations	437	542
After exceptional items and remeasurements [Member] | Operating segments [member] | UK Gas Transmission [Member]
Disclosure of operating segments [line items]
Operating profit from continuing operations	46	126
After exceptional items and remeasurements [Member] | Operating segments [member] | US Regulated [Member]
Disclosure of operating segments [line items]
Operating profit from continuing operations	327	448
After exceptional items and remeasurements [Member] | Unallocated amounts [member] | NG Ventures And Other [Member]
Disclosure of operating segments [line items]
Operating profit from continuing operations	207	158
Exceptional items and remeasurements [Member]
Disclosure of operating segments [line items]
Operating profit from continuing operations	(185)	15	[1]
Exceptional items and remeasurements [Member] | UK Electricity Transmission [Member]
Disclosure of operating segments [line items]
Other operating income (expense)	(94)	0
Exceptional items and remeasurements [Member] | UK Gas Transmission [Member]
Disclosure of operating segments [line items]
Other operating income (expense)	(33)	0
Exceptional items and remeasurements [Member] | US Regulated [Member]
Disclosure of operating segments [line items]
Other operating income (expense)	(58)	(15)
Country of domicile [member] | Before exceptional items and remeasurements [Member]
Disclosure of operating segments [line items]
Operating profit from continuing operations	761	852
Country of domicile [member] | After exceptional items and remeasurements [Member]
Disclosure of operating segments [line items]
Operating profit from continuing operations	634	852
Foreign countries [member] | Before exceptional items and remeasurements [Member]
Disclosure of operating segments [line items]
Operating profit from continuing operations	441	407
Foreign countries [member] | After exceptional items and remeasurements [Member]
Disclosure of operating segments [line items]
Operating profit from continuing operations	£ 383	£ 422

[1]	Comparatives have been re-presented to reflect the classification of our retained interest in Quadgas HoldCo Limited as a discontinued operation in the current period (see note 6).
[2]	Comparatives have been re-presented to reflect the classification of our retained interest in Quadgas HoldCo Limited as a discontinued operation in the current period (see note 6).